SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2013
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

14.            SHARE-BASED COMPENSATION

In January 2006, the Company granted options to purchase a total of 112,000 equity shares to three employee/directors and two employees (“2nd series Stock Option Grant”). Options to purchase 112,000 shares were vested on January 27, 2008 and 108,000 shares were exercised for three years from that date. The remaining options were waived.

In March 2006, the Company granted options to purchase a total of 16,000 equity shares to one employee/director and five employees (“3rd series Stock Option Grant”). Options to purchase 14,400 shares were vested on March 16, 2008 and were exercised for three years from that date. The remaining options were forfeited.

In June 2010, the Company granted options to purchase a total of 68,000 equity shares to one employee/director and one employee (“4th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

In April 2011, the Company granted options to purchase a total of 80,000 equity shares to one employee/director and five employees (“5th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On June 21, 2012, the Company granted options to purchase a total of 16,000 equity shares with an exercise price per share of ¥8,096 to two employee/directors, two statutory auditors, twelve employees and six external advisors (“6th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

The Company issues new shares upon the exercise of stock options.

Share-based compensation is measured at the grant date, based on the fair value of the award. Share-based compensation for non-employees is measured as of the earlier of either (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty’s performance is complete, based on the fair value of the award. For options granted to non-employees, the share-based payments are measured at their current fair values at each interim and year-end financial reporting date, and the change in fair value is recorded with an offsetting entry to additional paid-in capital, because (1) the quantity and terms of the equity instruments are known up front and prior to the measurement date, (2) the date at which the counterparty’s performance is complete is earlier than the date at which a commitment for performance by the counterparty to earn the equity instruments is reached because of no sufficiently large disincentives for nonperformance, and (3) the counterparty’s performance is required over a period of time. The compensation expense is recognized on a straight-line basis over the vesting period.

The following table presents total share-based compensation expense, which is a noncash charge, included in the condensed consolidated statements of income for the years ended March 31, 2011, 2012 and 2013:

	Thousands of Yen
	2011	2012	2013
Cost of revenue	¥—	¥9,654	¥11,233
Selling, general and administrative expenses	1,134	34,614	43,686
Pre-tax share-based compensation expense	1,134	44,268	54,919
Income tax benefit	(461)	(485)	(3,138)
Total share-based compensation expense, net of tax	¥673	¥43,783	¥51,781

The pre-tax share-based compensation expense includes those granted for non-employees amounting to ¥4,922 thousand for the year ended March 31, 2013.

The expected term of the stock options granted to employees is estimated based on historical employee exercise patterns associated with prior similar option grants. The term of the stock options granted to non-employees is estimated based on the contractual term. The Company estimates the number of forfeitures prior to vesting at the grant date to be zero. The effect of a subsequent change in estimated forfeitures is recognized through a cumulative adjustment in the period in which the forfeitures occur. As of March 31, 2013, the total unrecognized compensation expense related to the unvested portion of the 4th, 5th and 6th series Stock Option Grants was ¥91,411 thousand. As of March 31, 2013, the expense will be recognized over weighted-average periods of 1.6 years.

The estimated fair value of stock options is determined using the Black-Scholes valuation model. Key inputs and assumptions to estimate the fair value of stock options include the exercise price of the award, the expected option term, the volatility of the Company’s share price, the risk-free interest rate and the Company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by individuals who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

The following table presents the weighted-average assumptions used in estimating the fair value of options granted during the year ended March 31, 2011, 2012 and 2013.

	2011	2012	2013
Expected life of stock option (years)	4.5	4.5	4.3
Expected volatility	83.5%	120.8%	112.0%
Risk-free interest rate	0.5%	0.5%	0.2%
Expected dividend yield	0%	1.9%	4.7%

	Thousands of Yen
	2011	2012	2013
Weighted-average grant-date fair value per option to purchase one share	¥204	¥1,609	¥3,788

The expected volatility is estimated based upon on the historical volatility of the Company’s share price for the last three years adjusted for the effect of changes expected in the future. The expected risk-free interest rate is based on the Japanese government bond interest rate for the expected term. The expected dividend yield is based on the actual dividends paid and expected payment in the future.

The weighted-average assumptions used in estimating the fair value of options granted to non-employees during the year ended March 31, 2013 are 6 years for contractual term, 107.3% for expected volatility, 0.2% for risk-free interest rate and 4.7% for expected dividend yield. The weighted-average fair value per option to purchase one share as of March 31, 2013 is ¥2,768. No stock options were granted to non-employees during the year ended March 31, 2011 and 2012.

A summary of stock option activity during the year ended March 31, 2013, is presented below:

	Shares	Weighted- average exercise price
Outstanding—March 31, 2012	100,000	¥1,840
Granted	16,000	8,096
Exercised	—	—
Forfeited	8,500	2,549
Expired	—	—

Outstanding—March 31, 2013	107,500	¥2,715
Options vested — March 31, 2013	—	—
Options exercisable—March 31, 2013	—	—

Exercises of Stock Options

The total intrinsic value of stock options exercised during the year ended March 31, 2011 was ¥25,668 thousand. During the year ended March 31, 2011, the Company received cash of ¥12,800 thousand, being the exercise price for the exercised stock options. The cash received for payment of the exercise price is included as a component of cash flows from financing activities.  No stock options were exercised during the years ended March 31, 2012 and 2013.

Nonvested Stock Options

A summary of the status of the Company’s nonvested stock options and their weighted-average grant date fair value at March 31, 2013, is as follows:

	Shares	Weighted- Average Grant Date Fair Value
Nonvested—April 1, 2012	100,000	¥1,328
Granted	16,000	3,778
Vested	—	—
Forfeited	8,500	1,737
Expired	—	—
Outstanding—March 31, 2013	107,500	¥1,660